Treasury Stock - Additional Information (Detail) (USD $)	1 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Jul. 24, 2012	Dec. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Apr. 20, 2010 Maximum	Jul. 24, 2012 Maximum	May 03, 2011 Maximum
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan								10,000,000	20,000,000	15,000,000
Time shares may be purchased								2 years
Expiration date of shares authorized to be repurchased under stock repurchase plan				Apr. 30, 2014
Purchase of treasury shares (in shares)	600,000	400,000	200,000		400	3,200,000	6,600,000
Stock repurchase value						$ 74,600,000	$ 120,600,000
Repurchase of common stock, average cost per share	$ 22.31	$ 22.18	$ 22.56			$ 23.31	$ 18.28
Treasury stock acquired as a result of share withholding for taxes						31,000	37,000
Value of treasury stock acquired as a result of share withholding for taxes						$ 671,000	$ 636,000